As filed with the Securities and Exchange Commission on November 28, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-08273

BUILDERS FIXED INCOME FUND, INC.
(Exact name of registrant as specified in charter)

218 Henry Road, Manchester, Missouri 63011
(Address of principal executive offices) (Zip code)

John W. Stewart
218 Henry Road
Manchester, MO 63011
(Name and address of agent for service)

Copy to:
Dee Anne Sjögren, Esq.
Thompson Coburn LLP
One U.S. Bank Plaza
St. Louis, MO 63101

(636) 207-0160
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2007

Date of reporting period:  September 30, 2007

Item 1. Schedule of Investments.

Schedule of Investments
September 30, 2007 (Unaudited)
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value

ASSET BACKED SECURITIES - 10.7%
Ace Securities Corp.
5.381%, 07/25/2035 (a)(b)(d)	$6,026	$6,025
Adjustable Rate Mortgage Trust
5.096%, 11/25/2035 (a)	300,000	300,237
Ameriquest Mortgage Securities, Inc.
5.431%, 03/25/2035 (a)(b)(d)	86,928	84,878
5.361%, 07/25/2035 (a)(b)(d)	114,854	114,484
Banc of America Alternative Loan Trust
5.531%, 06/25/2046 (a)(b)	862,601	858,376
Bear Stearns Adjustable Rate Mortgage Trust
3.517%, 06/25/2034 (a)	270,000	266,609
5.086%, 08/25/2035 (a)	375,944	376,075
Bella Vista Mortgage Trust
5.746%, 05/20/2045 (a)(b)(d)	254,379	250,307
Capital Auto Receivables Asset Trust
3.920%, 11/16/2009 (a)	500,000	495,715
Chase Credit Card Master Trust
5.961%, 02/15/2011 (a)(b)(d)	750,000	749,768
Citibank Credit Card Master Trust I
6.014%, 03/10/2011 (b)(d)	475,000	473,441
Countrywide Alternative Loan Trust
5.551%, 12/25/2035 (a)(b)	579,220	568,226
5.301%, 06/25/2036 (a)(b)	950,000	944,967
Countrywide Asset-Backed Certificates
6.085%, 06/25/2021 (a)	400,000	391,802
6.660%, 06/25/2033 (a)(b)(d)	629,194	514,929
5.393%, 04/25/2036 (a)	460,000	453,244
5.513%, 08/25/2036 (a)	385,000	381,437
Countrywide Home Loan Mortgage Pass Through Trust
4.060%, 10/19/2032 (a)(b)	48,964	48,893
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.311%, 04/25/2036 (a)(b)(d)	1,075,000	1,064,234
First Horizon Asset Back Trust
5.261%, 10/25/2026 (a)(b)(d)	1,018,536	1,000,109
First NLC Trust
5.805%, 09/25/2035 (a)(b)(d)	268,923	264,843
Ford Credit Auto Owner Trust
5.300%, 06/15/2012 (a)	370,000	363,131
GMAC Mortgage Corp. Loan Trust
5.805%, 10/25/2036 (a)	215,000	206,544
5.750%, 10/25/2036 (a)	600,000	590,523
Great America Leasing Receivables
5.390%, 09/15/2011 (a)(c)	160,000	160,317
Harley-Davidson Motorcycle Trust
5.520%, 11/15/2013 (a)	2,500,000	2,525,782
IMPAC CMB Trust
5.893%, 10/25/2033 (a)(b)	69,213	69,241
5.815%, 04/25/2035 (a)(b)(d)	149,389	147,155

Schedule of Investments
September 30, 2007 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value

Indymac Index Mortgage Loan Trust
5.735%, 04/25/2035 (a)(b)(d)	$216,652	$211,342
5.391%, 06/25/2035 (a)(b)	229,323	224,122
5.805%, 08/25/2035 (a)(b)(d)	403,510	395,462
JP Morgan Mortgage Acquisition Corp.
5.453%, 11/25/2036 (a)	730,000	723,293
JP Morgan Mortgage Trust
5.300%, 07/25/2035 (a)(b)	8,746	8,704
4.951%, 11/25/2035 (a)	750,000	742,283
5.299%, 04/25/2036 (a)	128,807	129,160
5.823%, 06/25/2036 (a)	478,114	478,848
5.975%, 06/25/2036 (a)	250,789	251,410
5.952%, 08/25/2036 (a)	1,000,000	1,012,647
6.000%, 08/25/2036 (a)(b)	392,929	390,399
5.568%, 10/25/2036 (a)	1,050,000	1,028,745
Long Beach Mortgage Loan Trust
6.035%, 06/25/2034 (a)(b)(d)	170,000	160,763
MSDWCC Heloc Trust
5.695%, 07/25/2017 (a)(b)(d)	155,738	152,914
Option One Mortgage Loan Trust
6.555%, 05/25/2034 (a)(b)	475,000	440,828
5.955%, 03/25/2037 (a)(b)	525,000	425,646
Residential Asset Securities Corp.
5.775%, 07/25/2035 (a)(b)(d)	360,749	359,954
Specialty Underwriting & Residential Finance
6.015%, 02/25/2035 (a)(b)(d)	193,893	189,763
Structured Adjustable Rate Mortgage Loan Trust
5.250%, 12/25/2035 (a)	284,960	284,230
5.250%, 02/25/2036 (a)	380,206	378,881
Structured Asset Securities Corp.
5.500%, 06/25/2036 (a)	600,000	590,006
WaMu Mortgage Pass Through Certificates
3.800%, 06/25/2034 (a)	450,000	440,235
4.675%, 05/25/2035 (a)	215,000	212,232
5.795%, 07/25/2044 (a)(b)(d)	161,923	159,843
6.035%, 01/25/2045 (a)(b)(d)	467,476	393,122
5.735%, 04/25/2045 (a)(b)(d)	105,778	103,756
5.775%, 04/25/2045 (a)(b)(d)	105,778	104,189
5.795%, 07/25/2045 (a)(b)	279,995	272,542
Washington Mutual Alternative Mortgage Pass Through Certificates
5.785%, 06/25/2046 (a)(b)	1,013,548	983,333
5.311%, 01/25/2047 (a)(b)	680,123	658,070
Wells Fargo Home Equity Trust
6.005%, 04/25/2034 (a)(b)(d)	350,000	344,304
Wells Fargo Mortgage Backed Securities Trust
4.187%, 03/25/2035 (a)	416,747	410,863
4.989%, 10/25/2035 (a)	352,513	352,049
WFS Financial Owner Trust
4.500%, 05/17/2013 (a)	320,000	317,345
TOTAL ASSET BACKED SECURITIES (Cost $27,520,063)		$27,002,575

Schedule of Investments
September 30, 2007 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

Principal
	Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9%
Federal National Mortgage Association - Real Estate Mortgage Investment Conduit
4.500%, 12/25/2012	$762,846	$761,052
Federal Home Loan Mortgage Corp. - Real Estate Mortgage Investment Conduit
4.375%, 04/15/2015 (a)	290,979	286,201
5.125%, 10/15/2015 (a)	1,039,512	1,036,824
5.000%, 01/15/2021 (a)	155,802	155,645
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,222,873)		$2,239,722

COMMERCIAL MORTGAGE BACKED SECURITIES - 12.8%
Banc of America Commercial Mortgage, Inc.
4.648%, 09/11/2036 (a)(d)	1,000,000	972,845
4.857%, 07/10/2043 (a)(d)	1,290,000	1,242,817
4.974%, 07/10/2043 (a)(d)	230,000	208,259
0.104%, 07/10/2043 (a)(c)(e)	33,153,286	390,413
5.334%, 09/10/2045 (a)(d)	570,000	573,531
Bear Stearns Commercial Mortgage Securities
5.186%, 05/11/2039	2,375,000	2,358,099
0.652%, 05/11/2039 (c)(e)	2,404,888	39,469
3.236%, 02/11/2041 (a)(d)	112,318	110,476
Chase Commercial Mortgage Securities Corp.
7.543%, 07/15/2032 (a)	1,676,801	1,697,352
Citigroup Commercial Mortgage Trust
0.719%, 10/15/2049 (a)(e)	8,623,981	218,316
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.644%, 10/15/2048 (a)(e)	14,406,091	311,820
0.526%, 12/11/2049 (a)(e)	11,235,000	195,084
Commercial Mortgage Pass Through Certificates
7.416%, 08/15/2033 (a)(d)	1,406,028	1,467,044
4.049%, 10/15/2037 (a)(d)	1,100,000	1,081,593
5.219%, 05/10/2043 (a)(d)	250,000	230,031
0.049%, 12/10/2046 (e)	7,319,853	90,729
Credit Suisse Mortgage Capital Certificates
0.789%, 09/15/2039 (a)(c)(e)	9,362,476	268,946
0.872%, 12/15/2039 (a)(e)	11,110,000	355,498
0.076%, 12/15/2039 (a)(e)	2,406,022	41,331
CS First Boston Mortgage Securities Corp.
1.369%, 03/15/2036 (a)(c)(e)	2,134,623	53,641
0.579%, 05/15/2036 (a)(c)(e)	3,771,454	38,122
0.769%, 07/15/2036 (a)(c)(e)	3,995,082	71,967
0.169%, 11/15/2037 (a)(c)(e)	6,364,073	127,886
7.926%, 09/15/2041 (a)(d)	130,000	137,139
CW Capital Cobalt Ltd.
5.174%, 08/15/2048 (a)(d)	625,000	623,420
First Union National Bank Commercial Mortgage
8.087%, 05/17/2032 (a)(d)	250,000	268,264
0.780%, 05/17/2032 (a)(e)	20,750,767	400,926

Schedule of Investments
September 30, 2007 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

Principal
	Amount	Value

GE Capital Commercial Mortgage Corp.
0.752%, 03/10/2040 (a)(c)(e)	$5,358,473	$86,330
4.978%, 05/10/2043 (a)	1,265,000	1,226,724
5.512%, 11/10/2045 (a)(d)	1,200,000	1,197,613
GMAC Commercial Mortgage Securities, Inc.
0.986%, 03/10/2038 (a)(c)(e)	3,901,286	89,012
Greenwich Capital Commercial Funding Corp.
4.533%, 01/05/2036 (a)	100,000	98,584
0.472%, 06/10/2036 (a)(c)(e)	27,594,023	252,844
6.111%, 07/10/2038 (a)(d)	730,000	742,761
GS Mortgage Securities Corp. II
0.8568%, 11/10/2039 (e)	4,658,746	190,752
JP Morgan Chase Commercial Mortgage Securities Corp.
0.7219%, 10/12/2035 (a)(c)(e)	2,974,216	101,525
5.021%, 01/12/2037 (a)(d)	90,000	85,112
5.293%, 09/12/2037 (a)(d)	150,000	136,909
1.275%, 01/12/2039 (a)(c)(e)	3,696,030	107,532
5.633%, 06/12/2041 (a)(d)	460,000	452,100
0.268%, 01/15/2042 (a)(c)(e)	6,691,727	113,800
4.780%, 07/15/2042 (a)(d)	530,000	500,406
5.440%, 05/15/2045 (a)(d)	590,000	576,436
LB-UBS Commercial Mortgage Trust
4.904%, 06/15/2026 (a)(d)	141,323	141,000
4.310%, 02/15/2030 (a)	1,100,000	1,083,444
5.741%, 06/15/2032 (a)(d)	433,333	439,567
5.124%, 11/15/2032 (a)	140,000	138,549
1.160%, 09/15/2034 (a)(c)(e)	8,333,554	220,756
1.293%, 03/15/2036 (a)(c)(e)	2,326,577	58,481
7.317%, 06/15/2036 (a)(c)(d)	1,000,000	1,039,343
0.844%, 08/15/2036 (a)(c)(e)	3,085,869	54,188
5.413%, 09/15/2039 (a)(d)	150,000	146,425
0.193%, 07/15/2040 (a)(c)(e)	15,405,216	324,418
Merrill Lynch Mortgage Trust
5.798%, 05/12/2039 (a)(d)	485,000	493,096
5.782%, 08/12/2043 (a)(d)	530,000	531,479
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.456%, 07/12/2046 (a)(d)	315,000	308,118
0.735%, 08/12/2048 (a)(e)	4,791,937	190,537
0.064%, 12/12/2049 (e)	4,316,337	63,757
5.112%, 12/12/2049 (a)(d)	490,000	487,774
Morgan Stanley Capital I
1.186%, 01/13/2041 (a)(c)(e)	2,289,372	74,553
4.970%, 12/15/2041 (a)	1,500,000	1,467,848
0.045%, 12/15/2043 (a)(c)(e)	5,200,625	69,111

Schedule of Investments
September 30, 2007 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

Principal
	Amount	Value

Wachovia Bank Commercial Mortgage Trust
4.980%, 11/15/2034 (a)	$100,000	$98,886
0.231%, 11/15/2035 (a)(c)(e)	11,274,894	115,241
4.748%, 02/15/2041 (a)	175,000	168,583
0.597%, 10/15/2041 (a)(c)(e)	13,794,044	200,207
0.434%, 03/15/2042 (a)(c)(e)	21,762,176	224,237
4.935%, 04/15/2042 (a)	4,360,000	4,213,526
WAMU Commercial Mortgage Securities Trust
3.830%, 01/25/2035 (a)(c)(d)	377,185	369,486
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $34,274,665)		$32,256,068

CORPORATE BONDS - INVESTMENT GRADE - 21.1%
Financial Services - 10.4%
Allstate Corp.
6.125%, 05/15/2037 (a)	1,000,000	982,215
Ameriprise Financial, Inc.
7.518%, 06/01/2066 (a)	365,000	374,598
Arch Capital Group Ltd.
7.350%, 05/01/2034 (a)	210,000	227,843
AvalonBay Communities, Inc.
5.500%, 01/15/2012 (a)	220,000	220,158
AXA SA
6.379%, 12/14/2049 (a)(c)	750,000	678,328
BAC Capital Trust XIII
6.094%, 12/31/2049 (a)(b)	440,000	411,961
Barclays Bank Plc
5.926%, 12/31/2049 (a)(c)	415,000	394,417
Brandywine Operating Partnership LP
5.625%, 12/15/2011 (a)	275,000	274,724
Capital One Bank
5.000%, 06/15/2009 (d)	440,000	438,275
Chubb Corp.
6.375%, 03/29/2067 (a)	200,000	199,171
Cigna Corp.
6.150%, 11/15/2036 (a)	175,000	166,013
CIT Group, Inc.
5.590%, 04/27/2011 (b)(d)	2,000,000	1,861,068
5.750%, 02/13/2012 (b)(d)	250,000	227,461
6.100%, 03/15/2067 (a)	130,000	107,461
CNA Financial Corp.
6.000%, 08/15/2011 (a)	240,000	242,831
Commonwealth Bank of Australia
6.024%, 03/15/2049 (a)(c)	240,000	228,105
Countrywide Financial Corp.
5.630%, 12/19/2008 (b)	290,000	277,189
6.250%, 05/15/2016	235,000	213,009
Duke Realty LP
5.625%, 08/15/2011 (a)	85,000	84,831
Erac USA Finance Co.
5.610%, 04/30/2009 (b)(c)	475,000	472,132

Schedule of Investments
September 30, 2007 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

Principal
	Amount	Value

ERP Operating LP
5.500%, 10/01/2012 (a)	$1,000,000	$984,241
Export-Import Bank of Korea
4.500%, 08/12/2009	160,000	158,351
Fleet Capital Trust II
7.920%, 12/11/2026 (a)	455,000	472,781
Genworth Financial, Inc.
6.150%, 11/15/2066 (a)	285,000	266,953
Glitnir Banki HF
5.516%, 10/15/2008 (b)(c)	225,000	224,938
Goldman Sachs Group, Inc.
5.625%, 01/15/2017	170,000	165,236
Hartford Financial Services Group, Inc.
5.250%, 10/15/2011 (a)	145,000	144,393
HRPT Properties Trust
6.294%, 03/16/2011 (a)(b)	449,000	449,671
HSBC Finance Capital Trust IX
5.911%, 11/30/2035 (a)	115,000	109,328
HSBC Finance Corp.
4.625%, 01/15/2008	250,000	249,427
4.125%, 12/15/2008 (d)	200,000	197,891
4.125%, 11/16/2009	425,000	414,439
ING Groep NV
5.775%, 12/29/2049 (a)	440,000	416,392
International Lease Finance Corp.
5.625%, 09/20/2013	256,000	254,136
iStar Financial, Inc.
6.034%, 09/15/2009 (b)	250,000	233,128
5.650%, 09/15/2011 (a)	240,000	228,313
5.150%, 03/01/2012 (a)	400,000	370,476
5.500%, 06/15/2012 (a)	300,000	280,311
5.950%, 10/15/2013 (a)	200,000	187,933
JP Morgan Chase & Co.
6.750%, 02/01/2011	250,000	262,850
5.250%, 05/01/2015	600,000	581,016
Lazard Group
7.125%, 05/15/2015 (a)	250,000	252,868
Lehman Brothers Holdings, Inc.
5.450%, 01/23/2009 (b)	700,000	690,179
5.590%, 01/12/2012 (b)	1,400,000	1,348,417
Lincoln National Corp.
6.050%, 04/20/2067 (a)	155,000	149,514
Lloyds TSB Group Plc
6.267%, 12/31/2049 (a)(c)	430,000	393,973
Markel Corp.
6.800%, 02/15/2013	125,000	128,919
Merrill Lynch & Co., Inc.
6.000%, 02/17/2009 (d)	250,000	251,815
Metlife, Inc.
6.400%, 12/15/2036 (a)	1,000,000	953,894

Schedule of Investments
September 30, 2007 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

Principal
	Amount	Value

MGIC Investment Corp.
5.625%, 09/15/2011 (a)	$120,000	$116,660
Mizuho JGB Investment LLC
9.870%, 12/29/2049 (a)(c)	150,000	153,975
Morgan Stanley
3.625%, 04/01/2008 (a)(d)	250,000	248,364
4.750%, 04/01/2014	740,000	696,049
PartnerRe Finance II
6.440%, 12/01/2066 (a)	160,000	148,346
Platinum Underwriters Finance, Inc.
7.500%, 06/01/2017 (a)	360,000	381,904
Rabobank Capital Funding Trust
5.254%, 12/29/2049 (a)(c)	300,000	276,565
Residential Capital LLC
6.224%, 06/09/2008 (b)	250,000	230,313
6.000%, 02/22/2011 (a)	380,000	309,920
6.500%, 04/17/2013 (a)	135,000	109,128
Simon Property Group LP
5.375%, 08/28/2008 (a)	90,000	89,498
4.600%, 06/15/2010 (a)	85,000	83,424
5.600%, 09/01/2011 (a)	270,000	270,629
5.750%, 05/01/2012 (a)	225,000	224,943
SLM Corp.
5.520%, 07/26/2010 (b)	1,000,000	941,927
StanCorp Financial Group, Inc.
6.875%, 10/01/2012 (a)	130,000	139,602
SunTrust Preferred Capital I
5.853%, 12/31/2049 (a)	170,000	166,961
Swiss Re Capital I LP
6.854%, 05/29/2049 (a)(c)	250,000	252,408
Textron Financial Corp.
6.000%, 02/15/2067 (a)(c)	200,000	184,419
Travelers Companies, Inc.
6.250%, 03/15/2037 (a)	175,000	169,496
UDR, Inc.
6.500%, 06/15/2009 (a)	250,000	258,088
Wachovia Bank NA/Charlotte NC
7.800%, 08/18/2010	600,000	643,214
Washington Mutual Bank/Henderson NV
6.875%, 06/15/2011	220,000	227,431
Wells Fargo & Co.
3.120%, 08/15/2008 (a)	225,000	220,670
Well Fargo Capital X
5.950%, 12/15/2036 (a)	420,000	386,681
Willis North America, Inc.
6.200%, 03/28/2017 (a)	280,000	278,315
Woori Bank
6.125%, 05/03/2016 (a)(c)	240,000	240,084
		26,352,587

Schedule of Investments
September 30, 2007 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

Principal
	Amount	Value

Industrial - 7.1%
AmerisourceBergen Corp.
5.625%, 09/15/2012 (a)	$245,000	$244,218
BAE Systems Holdings, Inc.
6.400%, 12/15/2011 (a)(c)	360,000	373,400
5.200%, 08/15/2015 (a)(c)	365,000	348,420
Baxter International, Inc.
5.900%, 09/01/2016 (a)	200,000	201,988
BJ Services Co.
5.750%, 06/01/2008 (a)(b)(d)	500,000	500,839
Bunge Ltd Finance Corp.
4.375%, 12/15/2008 (a)(d)	725,000	717,381
Carlisle Companies, Inc.
6.125%, 08/15/2016 (a)	275,000	277,595
Caterpillar Financial Services Corp.
5.050%, 12/01/2010	250,000	251,007
Cia Brasileira de Bebidas
10.500%, 12/15/2011 (a)	150,000	177,562
8.750%, 09/15/2013 (a)	155,000	178,444
Comcast Corp.
5.660%, 07/14/2009 (a)(b)	1,000,000	995,467
Corp Nacional del Cobre de Chile - CODELCO
6.150%, 10/24/2036 (c)	170,000	166,323
Costco Wholesale Corp.
5.500%, 03/15/2017 (a)	200,000	196,030
Coventry Health Care, Inc.
5.875%, 01/15/2012	475,000	477,983
COX Communications, Inc.
4.625%, 01/15/2010 (a)	125,000	123,586
7.125%, 10/01/2012 (a)	290,000	307,671
CVS Caremark Corp.
3.875%, 11/01/2007 (a)	255,000	253,582
Daimler Finance North America LLC
4.750%, 01/15/2008	500,000	498,641
6.133%, 03/13/2009 (b)(d)	900,000	896,675
5.750%, 09/08/2011	245,000	247,494
Dun & Bradstreet Corp.
5.500%, 03/15/2011 (a)	195,000	197,399
Falconbridge Ltd.
5.375%, 06/01/2015 (a)	250,000	243,271
FedEx Corp.
3.500%, 04/01/2009	515,000	502,387
France Telecom SA
7.750%, 03/01/2011 (a)	460,000	494,835
Hospira, Inc.
5.550%, 03/30/2012 (a)	195,000	194,960
ICI Wilmington, Inc.
5.625%, 12/01/2013 (a)	180,000	180,563
Kimberly-Clark Corp.
6.625%, 08/01/2037 (a)	1,000,000	1,069,453

Schedule of Investments
September 30, 2007 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

Principal
	Amount	Value

Kinder Morgan Energy Partners LP
6.000%, 02/01/2017 (a)	$300,000	$297,125
6.500%, 02/01/2037 (a)	300,000	288,039
KT Corp.
4.875%, 07/15/2015 (c)	140,000	132,102
McKesson Corp.
5.250%, 03/01/2013 (a)	190,000	188,526
Medco Health Solutions, Inc.
7.250%, 08/15/2013 (a)	350,000	369,230
News America, Inc.
6.625%, 01/09/2008	375,000	376,160
4.750%, 03/15/2010	150,000	148,351
6.200%, 12/15/2034	155,000	146,395
Oakmont Asset Trust
4.514%, 12/22/2008 (c)	195,000	193,769
Potash Corp of Saskatchewan
5.875%, 12/01/2036 (a)	200,000	183,410
Reynolds American, Inc.
7.250%, 06/01/2013 (a)	200,000	212,142
Rogers Wireless, Inc.
7.250%, 12/15/2012 (a)	450,000	476,975
6.375%, 03/01/2014 (a)	365,000	369,195
Royal Caribbean Cruises Ltd.
7.000%, 10/15/2007	250,000	250,111
Safeway, Inc.
5.710%, 03/27/2009 (a)(b)	225,000	225,288
Steelcase, Inc.
6.500%, 08/15/2011 (a)	135,000	140,078
Telefonos De Mexico SAB de CV
4.500%, 11/19/2008 (a)	90,000	89,647
Thomas & Betts Corp.
6.625%, 05/07/2008	240,000	241,093
TransCapitallnvest Ltd.
5.670%, 03/05/2014 (c)	220,000	214,897
United Technologies Corp.
8.875%, 11/15/2019	1,200,000	1,535,172
Verizon Communications, Inc.
5.350%, 02/15/2011 (a)	70,000	70,655
Viacom, Inc.
5.710%, 06/16/2009 (b)	125,000	124,580
5.750%, 04/30/2011 (a)	155,000	156,625
Vodafone Group Plc
5.700%, 06/15/2011 (b)	290,000	288,974
Wellpoint, Inc.
5.850%, 01/15/2036 (a)	290,000	267,646
Whirlpool Corp.
5.860%, 06/15/2009 (a)(b)	200,000	200,212
Xstrata Canada Corp.
7.250%, 07/15/2012 (a)	450,000	496,738
		18,000,309

Schedule of Investments
September 30, 2007 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

Principal
	Amount	Value

Utilities - 3.6%
Anadarko Petroleum Corp.
6.450%, 09/15/2036 (a)	$310,000	$306,183
Apache Corp.
6.000%, 01/15/2037 (a)	90,000	86,925
Arizona Public Service Co.
6.500%, 03/01/2012 (a)	275,000	285,168
6.250%, 08/01/2016 (a)	240,000	242,339
Baltimore Gas & Electric Co.
5.900%, 10/01/2016 (a)	160,000	157,766
Boardwalk Pipelines LLC
5.500%, 02/01/2017 (a)	145,000	140,317
Canadian Natural Resources Ltd.
5.700%, 05/15/2017 (a)	200,000	195,592
6.250%, 03/15/2038 (a)	200,000	193,576
Canadian Oil Sands Ltd.
4.800%, 08/10/2009 (a)(c)	500,000	497,044
Commonwealth Edison Co.
5.950%, 08/15/2016 (a)	175,000	174,699
Consolidated Natural Gas Co.
5.000%, 03/01/2014 (a)	125,000	119,999
Enbridge Energy Partners LP
4.000%, 01/15/2009 (a)	85,000	84,010
5.950%, 06/01/2033 (a)	250,000	228,197
Entergy Gulf States, Inc.
6.474%, 12/08/2008 (a)(b)(c)	255,000	255,981
Enterprise Products Operating LP
4.000%, 10/15/2007 (a)	725,000	724,327
Exelon Corp.
4.450%, 06/15/2010 (a)	120,000	117,419
Husky Energy, Inc.
6.250%, 06/15/2012 (a)	175,000	178,815
6.150%, 06/15/2019 (a)	230,000	226,700
Korea East-West Power Co. Ltd.
4.875%, 04/21/2011 (c)	105,000	104,333
National Fuel Gas Co.
5.250%, 03/01/2013 (a)	250,000	251,353
Nexen, Inc.
5.050%, 11/20/2013 (a)	330,000	319,771
Occidental Petroleum Corp.
4.000%, 11/30/2007 (a)(d)	250,000	249,363
ONEOK Partners LP
5.900%, 04/01/2012 (a)	245,000	248,155
Pacific Energy Partners LP/Pacific Energy Finance Corp.
6.250%, 09/15/2015 (a)	285,000	275,016
Pemex Project Funding Master Trust
8.000%, 11/15/2011	300,000	328,800
Petro-Canada
5.950%, 05/15/2035 (a)	280,000	266,104

Schedule of Investments
September 30, 2007 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

Principal
	Amount	Value
Plains All American Pipeline LP/PAA Finance Corp.
6.700%, 05/15/2036 (a)	$235,000	$236,022
PPL Electric Utilities Corp.
4.300%, 06/01/2013 (a)	250,000	233,204
PPL Energy Supple LLC
5.400%, 08/15/2014 (a)	220,000	212,595
Premcor Refining Group, Inc.
9.500%, 02/01/2013 (a)	225,000	237,607
Sempra Energy
4.750%, 05/15/2009 (a)	220,000	218,355
Smith International, Inc.
6.000%, 06/15/2016 (a)	160,000	159,395
Southern Co.
5.300%, 01/15/2012 (a)	175,000	175,038
Southern Union Co.
6.150%, 08/16/2008	170,000	170,647
Southwestern Electric Power Co.
5.550%, 01/15/2017 (a)	200,000	193,589
Tenaska Virginia Partners LP
6.119%, 03/30/2024 (c)	177,427	178,280
Virginia Electric and Power Co.
4.500%, 12/15/2010 (a)	225,000	221,286
5.400%, 01/15/2016 (a)	240,000	232,294
XTO Energy, Inc.
5.650%, 04/01/2016 (a)	500,000	489,620
		9,215,884
TOTAL CORPORATE BONDS - INVESTMENT GRADE (Cost $54,441,068)		$53,568,780

CORPORATE BONDS - SPECULATIVE GRADE - 4.3%
Financial Services - 0.2%
American Real Estate Partners LP/American Real Estate Finance Corp.
8.125%, 06/01/2012 (a)	125,000	124,531
E-trade Financial Corp.
7.375%, 09/15/2013 (a)	100,000	94,000
Universal City Development Partners
11.750%, 04/01/2010 (a)	150,000	157,125
Unum Group
5.859%, 05/15/2009	120,000	121,695
		497,351
Industrial - 2.6%
Ball Corp.
6.875%, 12/15/2012 (a)	475,000	483,312
Blyth, Inc.
5.500%, 11/01/2013 (a)	125,000	105,625
Bombardier, Inc.
8.000%, 11/15/2014 (a)(c)	100,000	105,250
CSC Holdings, Inc.
7.875%, 12/15/2007	125,000	125,469
Dobson Cellular Systems, Inc.
8.375%, 11/01/2011 (a)	125,000	133,281

Schedule of Investments
September 30, 2007 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

Principal
	Amount	Value

Echostar DBS Corp.
6.625%, 10/01/2014 (a)	200,000	201,500
Fidelity National Information Services, Inc.
4.750%, 09/15/2008 (a)	105,000	104,649
Flextronics International Ltd.
6.500%, 05/15/2013 (a)	250,000	240,000
Ford Motor Credit Co.
5.800%, 01/12/2009	570,000	550,707
Freeport-McMoRan Copper & Gold, Inc.
8.250%, 04/01/2015 (a)	150,000	162,375
GMAC LLC
6.311%, 11/30/2007	175,000	174,443
6.875%, 09/15/2011	125,000	119,058
6.000%, 12/15/2011	215,000	198,620
Harrahs Operating Co., Inc.
5.500%, 07/01/2010 (a)	155,000	148,893
Huntsman LLC
11.500%, 07/15/2012 (a)	375,000	409,688
Intelsat Corp.
6.375%, 01/15/2008 (a)	375,000	376,406
Intermec, Inc.
7.000%, 03/15/2008 (a)	200,000	200,500
K Hovnanian Enterprises, Inc.
10.500%, 10/01/2007 (a)	200,000	200,000
Kinder Morgan Finance Co. ULC
5.350%, 01/05/2011 (a)	120,000	117,392
Levi Strauss & Co
12.250%, 12/15/2012 (a)	125,000	135,029
Lyondell Chemicals Co.
10.500%, 06/01/2013 (a)	125,000	135,000
MGM Mirage
6.750%, 04/01/2013 (a)	150,000	147,375
Nalco Co.
7.750%, 11/15/2011 (a)	125,000	128,125
Nova Chemicals Corp.
6.500%, 01/15/2012 (a)	125,000	118,750
NXP BV/NXP Funding LLC
8.110%, 10/15/2013 (a)(b)	100,000	93,250
Owens Brockway Glass Container, Inc.
8.875%, 02/15/2009 (a)	242,000	246,840
8.750%, 11/15/2012 (a)	225,000	235,406
Qwest Communicationa International, Inc.
9.058%, 02/15/2009 (a)(b)	100,000	101,500
Seagate Technology HDD Holdings
6.375%, 10/01/2011 (a)	125,000	123,438
Steel Dynamics, Inc.
6.750%, 04/01/2015 (a)(c)	100,000	97,000
Tenneco, Inc.
10.250%, 07/15/2013 (a)	375,000	404,063

Schedule of Investments
September 30, 2007 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

Principal
	Amount	Value

Turning Stone Resort Casino Enterprise
9.125%, 12/15/2010 (a)(c)	150,000	153,750
United Rentals North America, Inc.
6.500%, 02/15/2012 (a)	150,000	152,625
Vitro SAB de CV
8.625%, 02/01/2012 (a)	260,000	257,400
		6,686,719
Utilities - 1.5%
Chesapeake Energy Corp.
7.750%, 01/15/2015 (a)	395,000	408,331
El Paso Natural Gas Co.
5.950%, 04/15/2017 (a)(c)	100,000	98,164
Massey Energy Co.
6.875%, 12/15/2013 (a)	125,000	117,188
Nevada Power Co.
6.650%, 04/01/2036 (a)	250,000	249,417
Newfield Exploration Co.
7.450%, 10/15/2007 (a)	375,000	375,091
6.625%, 09/01/2014 (a)	225,000	222,188
Pioneer Natural Resources Co.
6.650%, 03/15/2017 (a)	1,000,000	939,865
Sierra Pacific Power Co.
6.250%, 04/15/2012 (a)	400,000	409,600
Southern Natural Gas Co.
5.900%, 04/01/2017 (a)(c)	175,000	171,184
Southern Union Co.
7.200%, 11/01/2066 (a)	165,000	166,577
Tenaska Oklahoma
6.528%, 12/30/2014 (c)	122,742	123,343
Tesoro Corp.
6.250%, 11/01/2012 (a)	295,000	297,213
Texas Competitive Electric Holdings Co. LLC
6.125%, 03/15/2008 (a)	100,000	100,655
		3,678,816
TOTAL CORPORATE BONDS - SPECULATIVE GRADE (Cost $10,953,562)		$10,862,886

FOREIGN GOVERNMENT NOTE/BONDS - 0.1%
South Africa Government International Bond
6.500%, 06/02/2014	250,000	263,750
TOTAL FOREIGN GOVERNMENT NOTE/BONDS (Cost $246,720)		$263,750

MORTGAGE BACKED SECURITIES - 49.4%
Federal Home Loan Mortgage Corp.
Pool #847533, 4.678%, 08/01/2035 (b)	236,554	235,447
Pool #1G0872, 4.987%, 09/01/2035 (b)	587,337	586,420
Pool #1G2604, 5.677%, 10/01/2036 (b)	1,777,552	1,785,055
Pool #1J0267, 5.565%, 02/01/2037 (b)	432,493	431,989
Pool #1J0303, 5.632%, 02/01/2037 (b)	581,487	583,305
TBA, 5.500%, 10/25/2037 (f)	15,000,000	14,742,195

Schedule of Investments
September 30, 2007 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

Principal
	Amount	Value

Federal National Mortgage Association
Pool #254366, 5.500%, 06/01/2009	$208,705	$210,153
Pool #699840, 5.000%, 04/01/2018	2,322,660	2,283,488
Pool #255635, 6.000%, 02/01/2025	728,478	734,296
Pool #504974, 6.500%, 07/01/2029	115,580	118,641
Pool #253436, 7.500%, 08/01/2030	12,038	12,603
Pool #253398, 8.000%, 08/01/2030	22,772	24,008
Pool #253437, 8.000%, 09/01/2030	44,520	46,937
Pool #253481, 8.000%, 10/01/2030	44,339	46,746
Pool #253516, 8.000%, 11/01/2030	80,570	84,944
Pool #253546, 7.500%, 12/01/2030	33,226	34,787
Pool #253547, 8.000%, 12/01/2030	81,474	85,897
Pool #253643, 7.500%, 02/01/2031	25,677	26,884
Pool #253672, 7.000%, 03/01/2031	49,070	51,150
Pool #253673, 7.500%, 03/01/2031	40,979	42,904
Pool #253711, 7.000%, 04/01/2031	77,686	80,923
Pool #253712, 7.500%, 04/01/2031	27,251	28,507
Pool #253795, 7.000%, 05/01/2031	87,549	91,197
Pool #253796, 7.500%, 05/01/2031	4,261	4,457
Pool #253842, 7.000%, 06/01/2031	80,549	83,905
Pool #253889, 6.500%, 07/01/2031	37,146	38,081
Pool #253907, 7.000%, 07/01/2031	127,245	132,547
Pool #253895, 7.000%, 08/01/2031	46,500	48,438
Pool #253949, 6.500%, 09/01/2031	28,332	29,045
Pool #253950, 7.000%, 09/01/2031	154,209	160,635
Pool #254007, 6.500%, 10/01/2031	22,903	23,480
Pool #254008, 7.000%, 10/01/2031	126,230	131,489
Pool #254050, 6.500%, 11/01/2031	20,493	21,009
Pool #254051, 7.000%, 11/01/2031	51,919	54,082
Pool #254092, 6.500%, 12/01/2031	72,042	73,856
Pool #254093, 7.000%, 12/01/2031	11,545	12,026
Pool #254147, 6.500%, 01/01/2032	103,052	105,647
Pool #254198, 6.000%, 02/01/2032	102,080	102,832
Pool #254199, 6.500%, 02/01/2032	11,244	11,528
Pool #254238, 6.000%, 03/01/2032	202,251	203,786
Pool #254263, 6.500%, 04/01/2032	138,791	142,167
Pool #254311, 6.500%, 05/01/2032	196,026	200,794
Pool #254346, 6.500%, 06/01/2032	55,537	56,888
Pool #254378, 6.500%, 07/01/2032	82,685	84,696
Pool #254406, 6.500%, 08/01/2032	250,630	256,726
Pool #254448, 6.500%, 09/01/2032	115,170	117,972
Pool #254549, 6.000%, 12/01/2032	188,071	189,208
Pool #254637, 5.500%, 02/01/2033	250,156	245,847
Pool #254638, 6.000%, 02/01/2033	50,918	51,226
Pool #254949, 5.000%, 11/01/2033	753,553	721,470
Pool #778961, 4.242%, 06/01/2034 (b)	269,384	266,138
Pool #786143, 4.335%, 07/01/2034 (b)	155,331	153,839
Pool #725866, 4.500%, 09/01/2034	5,053,578	4,692,424
Pool #735341, 4.283%, 12/01/2034 (b)	420,551	415,556
Pool #810063, 4.586%, 03/01/2035 (b)	455,986	450,070

Schedule of Investments
September 30, 2007 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

Principal
	Amount	Value

Pool #879419, 5.715%, 02/01/2036	$225,444	$224,759
Pool #831547, 6.000%, 05/01/2036	155,245	155,528
Pool #884084, 5.500%, 06/01/2036	1,888,968	1,850,860
Pool #867481, 6.000%, 07/01/2036	391,554	392,267
Pool #897164, 6.500%, 08/01/2036	455,595	464,026
Pool #190375, 5.500%, 11/01/2036	2,310,530	2,263,918
Pool #870926, 5.437%, 01/01/2037 (b)	421,886	423,293
Pool #922456, 5.500%, 01/01/2037 (b)	1,254,923	1,258,378
Pool #256554, 6.500%, 01/01/2037	1,540,777	1,569,292
Pool #909383, 5.500%, 02/01/2037	5,368,135	5,259,838
Pool #914427, 5.500%, 02/01/2037	3,167,545	3,103,098
Pool #881326, 5.469%, 03/01/2037 (b)	347,353	348,865
Pool #915876, 6.000%, 04/01/2037	5,813,546	5,823,150
Pool #918106, 5.500%, 05/01/2037	4,000,001	3,918,617
Pool #918176, 6.000%, 05/01/2037	8,459,715	8,473,690
Pool #919372, 6.000%, 05/01/2037	4,228,999	4,235,985
Pool #939407, 6.000%, 06/01/2037	1,596,404	1,599,041
Pool #942038, 5.500%, 07/01/2037	4,000,001	3,918,617
Pool #939408, 6.000%, 07/01/2037	2,363,257	2,367,161
Pool #939409, 6.000%, 08/01/2037	2,575,335	2,579,589
Pool #950421, 6.500%, 09/01/2037	1,541,184	1,569,548

Freddie Mac Gold Pool
Pool #M80733, 5.500%, 03/01/2009	103,715	104,604
Pool #G12020, 6.500%, 06/01/2017	253,773	260,379
Pool #G12019, 6.000%, 07/01/2017	1,247,563	1,266,435
Pool #G12018, 5.500%, 04/01/2018	472,481	472,642
Pool #G12017, 5.000%, 01/01/2019	6,590,345	6,479,344
Pool #G12640, 5.500%, 04/01/2022	2,913,358	2,905,230
Pool #G01198, 7.000%, 11/01/2030	29,627	30,823
Pool #C01220, 6.500%, 09/01/2031	60,634	62,145
Pool #C01244, 6.500%, 10/01/2031	41,265	42,294
Pool #C01246, 7.000%, 10/01/2031	9,478	9,843
Pool #C01252, 6.500%, 11/01/2031	57,057	58,479
Pool #C01287, 6.500%, 01/01/2032	83,313	85,390
Pool #C70921, 6.000%, 09/01/2032	64,363	64,735
Pool #C01435, 6.000%, 12/01/2032	417,833	420,249
Pool #C01753, 5.000%, 01/01/2034	496,436	475,270
Pool #C01785, 5.000%, 02/01/2034	911,439	872,579
Pool #C01796, 5.000%, 03/01/2034	972,707	930,448
Pool #C01811, 5.000%, 04/01/2034	1,415,229	1,353,746
Pool #C01839, 5.000%, 05/01/2034	444,792	425,468
Pool #C01846, 5.000%, 06/01/2034	1,506,069	1,440,639
Pool #G08001, 5.000%, 07/01/2034	1,414,241	1,352,800
Pool #G08005, 5.500%, 08/01/2034	863,120	847,047
Pool #G08009, 5.000%, 09/01/2034	1,406,242	1,345,149
Pool #G08014, 5.000%, 10/01/2034	939,275	898,469
Pool #G08015, 5.500%, 10/01/2034	630,247	618,510
Pool #G08021, 5.500%, 11/01/2034	475,812	466,952
Pool #G08026, 5.000%, 12/01/2034	661,770	633,020

Schedule of Investments
September 30, 2007 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

Principal
	Amount	Value

Pool #G08027, 5.500%, 12/01/2034	$389,129	$381,883
Pool #G08046, 5.500%, 03/01/2035	508,703	498,807
Pool #G08058, 5.500%, 05/01/2035	1,050,875	1,030,432
Pool #G08088, 6.500%, 10/01/2035	324,655	330,930
Pool #G08128, 5.500%, 05/01/2036	1,041,530	1,020,149
Pool #A51176, 6.000%, 08/01/2036	224,087	224,429
Pool #C02660, 6.500%, 11/01/2036	533,280	543,030
Pool #G08161, 6.000%, 11/01/2036	947,165	948,609
Pool #G08217, 6.000%, 08/01/2037	1,600,981	1,603,126

Ginnie Mae I Pool
Pool #448335, 6.500%, 04/15/2031	192,117	196,936
Pool #581950, 7.500%, 03/15/2032	12,924	13,545
Pool #781703, 5.000%, 02/15/2034	1,378,680	1,336,524
Pool #486590, 5.500%, 01/15/2035	2,657,189	2,622,271
Pool #550725, 6.000%, 11/15/2035	3,440,227	3,464,250
Pool #667444, 6.000%, 04/15/2037	2,691,548	2,709,313

Ginnie Mae II Pool
Pool #3187, 6.000%, 01/20/2032	562,341	566,496

TOTAL MORTGAGE BACKED SECURITIES (Cost $125,536,489)		$124,863,280

U.S. GOVERNMENT AGENCY ISSUES - 0.9%
Federal Home Loan Mortgage Corp.
6.625%, 09/15/2009	2,000,000	2,083,636
4.625%, 05/28/2013 (a)	280,000	275,528
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $2,340,020)		$2,359,164

U.S. TREASURY OBLIGATIONS - 1.5%
U S Treasury Strip
0.000%, 02/15/2019	6,500,000	3,752,378
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,713,645)		$3,752,378

PROLOAN PIPELINE - 5.1%
When-Issued Commitments		12,862,477
TOTAL PROLOAN PIPELINE (Cost $12,936,256)		$12,862,477

Schedule of Investments
September 30, 2007 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

Principal
	Amount	Value

SHORT TERM INVESTMENTS - 2.4%
Investment Companies - 2.4%
Fidelity Institutional Money Market Funds	$6,093,199	$6,093,199

TOTAL SHORT TERM INVESTMENTS (Cost $6,093,199)		$6,093,199

Total Investments (Cost $280,278,560) - 109.2%		$276,124,278
Liabilities in Excess of Other Assets - (9.2)%		(23,260,002)
TOTAL NET ASSETS - 100.0%		$252,864,276

(a)	Callable by issuer.
(b)	Variable rate security. The rate listed is as of September 30, 2007.
(c)	Restricted security.
(d)	Security segregated at custodian for "when-issued" commitments, short sales and reverse repurchase agreements.
(e)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The yield to maturity of an interest-only is extremely sensitive to the rate of prinicpal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the yield based upon the estimated timing of future cash flows as of September 30, 2007.
(f)	To be announced.

Schedule of Other Investments
September 30, 2007 (Unaudited)
Builders Fixed Income Fund, Inc.

SCHEDULE OF INVESTMENTS at September 30, 2007 (Unaudited) - (Continued)

At September 30, 2007, the Fund had the following open interest rate swap agreements:
Unrealized
	Notional		Maturity		Appreciation/
Counterparty	Amount	Coupon	Date	Value	(Depreciation)

Bank of America	$ 8,000,000	3 Month USD LIBOR - Fixed Rate 5.682%	6/12/2017	$ 8,318,640	$ 440,775
Wachovia Bank, N.A.	$ 15,000,000	3 Month USD LIBOR - Fixed Rate 5.539%	6/12/2012	$ 15,440,775	$ 318,640
				$ 23,759,415	$ 759,415

The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:

	Cost of investments				$ 280,278,560
	Gross unrealized appreciation				$ 1,375,764
	Gross unrealized depreciation				(5,530,046)
	Net unrealized depreciation				$ (4,154,282)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Builders Fixed Income Fund, Inc.

By (Signature and Title)    /s/ John W. Stewart
John W. Stewart, President

Date                                   11/28/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John W. Stewart
John W. Stewart, President and Treasurer

Date                                   11/28/2007

* Print the name and title of each signing officer under his or her signature.